SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Range of Useful Lives
The range of useful lives approximate the following (in years):

Customer relationships	1 to 30
Patents and trademarks	5 to 40
Monitoring lines	7 to 10
Service portfolio and other	1 to 50
Identifiable intangible assets consisted of the following:

	2024			2023
(In millions)	Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
Customer relationships	$5,607	$(939)	$4,668	$1,056	$(445)	$611
Patents and trademarks	885	(147)	738	255	(96)	159
Service portfolios and other	1,530	(504)	1,026	431	(256)	175
Total intangible assets (1)	$8,022	$(1,590)	$6,432	$1,742	$(797)	$945
(1) Indefinite-lived intangible assets were sold as part of the CRF Business divestiture.